PROPERTY, PLANT AND EQUIPMENT - Summary of the total consideration paid (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Cash Payments	$ 27,765,732	$ 108,495,825
Fair Value of Contingent Consideration		$ 34,820,000
Camarillo
PROPERTY, PLANT AND EQUIPMENT
Cash Payments	93,000,000
Survey and Other Fees	262,875
Shares Issued for the Purchase of Real Property	29,250,000
Fair Value of Contingent Consideration	14,973,000
Fair Value of Earn Out Payments	19,847,000
Total Consideration	$ 157,332,875